Pension Plans (Details 11) (International Pension Benefits [Member])	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Minimum [Member]
Weighted-average assumptions to determine benefit obligations:
Discount rate	2.50%	3.30%
Rate of compensation increase	2.00%	2.50%
Weighted-average assumptions to determine net periodic benefit cost:
Discount rate	3.30%	4.00%
Expected return on plan assets	2.00%	4.80%
Rate of compensation increase	2.50%	2.50%
Maximum [Member]
Weighted-average assumptions to determine benefit obligations:
Discount rate	3.75%	5.30%
Rate of compensation increase	2.00%	3.00%
Weighted-average assumptions to determine net periodic benefit cost:
Discount rate	5.30%	5.10%
Expected return on plan assets	5.73%	5.73%
Rate of compensation increase	3.00%	3.00%